Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Reconciliation of net income to net income available to common shareholders
The following tables show the effect of dilutive options on the Company’s net income per common share.

	Year Ended December 31, 2021			Year Ended December 31, 2020
	Income	Shares	EPS	Income	Shares	EPS
Basic EPS	$12,773,891	3,252,884	$3.93	$7,050,604	3,212,996	$2.19

	Year Ended December 31, 2019
	Income	Shares	Per Share
Basic EPS	$7,794,487	2,955,737	$2.64
Effect of Dilutive Securities:
Senior Convertible Debentures	362,640	302,200	(0.14)
Diluted EPS	$8,157,127	3,257,937	$2.50